                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                            FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JULY 28, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JANUARY 14, 2004.

           Report for the Calendar Year or Quarter Ended June 30, 2003

                Check here if Amendment [X]; Amendment Number: 1
                       This Amendment (Check only one.) :
                              [ ] is a restatement.
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Priderock Management, LLC

Address: 411 West Putnam Avenue, Suite 109 Greenwich, Ct 06830

Form 13F File Number: 28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Stephen B. Salzman

Title: Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

/s/ Stephen B. Salzman         Greenwich, CT             1/23/2004
        (Name)                 (City, State)               (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9 Items

Form 13F Information Table Value Total: $287,182 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                              MARKET
                                                              VALUE                         INVESTMENT      OTHER       VOTING
ISSUER                            CLASS          CUSIP       (x$1000)     SHRS   SH/PRN     DISCRETION     MANAGERS   AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
AUTONATION INC DEL            COMMON STOCK    05329W102      59486      3784100    SH          SOLE          NONE      3784100
CVS CORP                      COMMON STOCK    126650100      43716      1559600    SH          SOLE          NONE      1559600
CARNIVAL CORP                 COMMON STOCK    143658300      29226       899000    SH          SOLE          NONE       899000
COMCAST CORPORATION           COMMON STOCK    20030N200      18751       646800    SH          SOLE          NONE       646800
GALLAGHER ARTHUR J & CO       COMMON STOCK    363576109      30981      1139000    SH          SOLE          NONE      1139000
HCA - THE HEALTHCARE COMPANY  COMMON STOCK    404119109      35949      1122000    SH          SOLE          NONE      1122000
IRON MOUNTAIN INC PA NEW      COMMON STOCK    462846106       5363       144600    SH          SOLE          NONE       144600
LABORATORY CORP AMER HLDGS    COMMON STOCK    50540R409      40166      1332200    SH          SOLE          NONE      1332200
TENET HEALTHCARE CORP         COMMON STOCK    88033G100      23545      2021000    SH          SOLE          NONE      2021000